Financial Instruments - Summary of Fair Value Adjustment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Fair value adjustments	£ 29	£ 17
Bid-Offer and Trade Specific Adjustments
Disclosure of financial assets [line items]
Fair value adjustments	(8)	(12)
Uncertainty
Disclosure of financial assets [line items]
Fair value adjustments	23	17
Credit Risk Adjustment
Disclosure of financial assets [line items]
Fair value adjustments	11	6
Funding Fair Value Adjustment
Disclosure of financial assets [line items]
Fair value adjustments	3	6
Risk Related Adjustments
Disclosure of financial assets [line items]
Fair value adjustments	29	17
Model-Related
Disclosure of financial assets [line items]
Fair value adjustments	0	0
Day One Profit
Disclosure of financial assets [line items]
Fair value adjustments	£ 0	£ 0